UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 12/31/2006

                Check here if Amendment [ ]: Amendment Number:
                                                               --------------

                              This Amendment (Check only one):

                              [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     Pine River Capital Management L.P.
Address:  800 Nicollet Mall
          Minneapolis, MN 55402


Form 13F File Number: 028-10902

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Pine River Capital Management LLC
By:  Brian Taylor
Title:  Sole Member
Phone:  612-238-3302

Signature, Place and Date of Signing:

/s/ Brian Taylor        800 Nicollet Mall       Date: February 12, 2006
-------------------     Minneapolis, MN 55402


Report Type (Check only one):

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   84

Form 13F Information Table Value Total:   140,468 (thousands)

List of Other Included Managers:  None

                           Form 13F INFORMATION TABLE

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Name of                                               Value    Shrs or          Put/  Investment   Other         Voting authority
Issuer                  Class Title          CUSIP  (x$1000)  prn amt.  SH/PRN  Call  discretion   managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------

* ALCATEL-LUCENT
SPONSORED ADR           ADR              013904305     20      1405     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ALLIANT TECHSYSTEMS
INC COM                 COM              018804104     141     1800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* AMYLIN
PHARMACEUTICALS
INC COM                 COM              032346108     6604    183100   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* ARCHER DANIELS
MIDLAND CO COM          COM              039483102     128     4000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* AVENTINE RENEWABLE
ENERGY COM              UNIT 99/99/9999  05356X403     35      1500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* BALLY TOTAL
FITNESS HLDG COR COM    COM              05873K108     223     91100    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* COMVERSE TECHNOLOGY
INC COM PAR $0.10       COM              205862402     1141    54037    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* CSG SYS INTL INC COM  COM              126349109     1211    45300    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* DYNEGY INC NEW CL A   CL A             26816Q101     1185    163700   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* EXPEDIA INC DEL COM   COM              30212P105     598     28500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* EXXON MOBIL CORP COM  COM              30231G102     153     2000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* GREY WOLF INC COM     COM              397888108     347     50600    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* HOVNANIAN
ENTERPRISES INC CL A    CL A             442487203     0       89       SH      Put   SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* IAC INTERACTIVECORP
COM NEW                 COM              44919P300     1059    28500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* LEUCADIA NATL
CORP COM                COM              527288104     42      1500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MCDATA CORP CL A      CL A             580031201     137     24624    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* MEDICIS
PHARMACEUTICAL
CORP CL A NEW           CL A             584690309     1602    45600    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MEXICO FD INC COM     COM              592835102     308     7800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* MOLEX INC CL A        CL A             608554200     499     18000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* OWENS CORNING
NEW COM ADDED           COM              690742101     297     9930     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* POWERWAVE
TECHNOLOGIES INC COM    COM              739363109     41      6300     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* QUANTA SVCS INC COM   COM              74762E102     2195    111600   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* RYLAND GROUP INC COM  COM              783764103     0       89       SH       Put  SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* SIRIUS SATELLITE
RADIO INC COM           COM              82966U103     0       1079     SH       Put  SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

* WCI CMNTYS INC COM    COM              92923C104     527     27500    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------
* WILD OATS
MARKETS INC COM         COM              96808B107     55      3800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

21ST CENTY
HLDG CO
*W EXP 09/30/200        *W EXP 09/30/200 90136Q134     31      2700     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ACCENTIA
BIOPHARMACEUTICALS COM  COM              00430L103     18      5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ACQUICOR TECHNOLOGY
INC *W EXP 03/15/201    *W EXP 03/15/201 00489A115     1357    1634760  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ACTUANT CORP
SDCV 2.000%11/1         SDCV 2.000%11/1  00508XAB0     2624    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ADHEREX TECHNOLOGIES
INC COM NEW             COM              00686R200     74      216971   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

AVATAR HLDGS INC
NOTE 4.500% 4/0         NOTE 4.500% 4/0  053494AF7     18583   12000000 PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

BOULDER TOTAL RETURN
FD INC COM              COM              101541100     2545    113900   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CHARTER COMMUNICATIONS
INC D NOTE 5.875%11/1   NOTE 5.875%11/1  16117MAE7     4282    3000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

COLD SPRING CAP INC
*W EXP 11/11/200        *W EXP 11/11/200 192865111     204     848900   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

COURTSIDE ACQUISITION
CORP *W EXP 06/29/200   *W EXP 06/29/200 22274N110     142     406100   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

CSG SYS INTL INC
NOTE 2.500% 6/1         NOTE 2.500% 6/1  126349AB5     1135    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

DEVON ENERGY CORP
NEW DEB 4.900% 8/1      DEB 4.900% 8/1   25179MAA1     1409    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENDEAVOR ACQUISITION
CORP *W EXP 12/14/200   *W EXP 12/14/200 292577111     2847    952258   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENERGY INFRASTRUCTURE
ACQUI *W EXP
07/17/201 ADDED         *W EXP 07/17/201 29269P117     133     275050   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ENERGY SVCS
ACQUISITION CORP
UNIT 99/99/9999         UNIT 99/99/9999  29271Q202     294     46900    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FIVE STAR QUALITY
CARE INC NOTE
3.750%10/1 ADDED        NOTE 3.750%10/1  33832DAA4     1096    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

FLIR SYS INC
NOTE 3.000% 6/0         NOTE 3.000% 6/0  302445AB7     1533    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GENCORP INC
NOTE 4.000% 1/1         NOTE 4.000% 1/1  368682AJ9     9955    9250000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GENERAL FINANCE CORP
*W EXP 04/05/201        *W EXP 04/05/201 369822119     109     95000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GLOBAL LOGISTICS
ACQUISITION
*W EXP 02/15/201        *W EXP 02/15/201 379414113     817     1238100  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRANAHAN MCCOURT
ACQ CORP
*W EXP 10/18/201
ADDED                   *W EXP 10/18/201 385034111     11      18000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GREEN PLAINS
RENEWABLE ENERG COM     COM              393222104     665     26852    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRIFFON CORP NOTE
4.000% 7/1              NOTE 4.000% 7/1  398433AC6     6863    5700000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRUBB&ELLIS RLTY
ADVISORS IN
*W EXP 02/27/201        *W EXP 02/27/201 400096111     280     1036400  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GRUBB&ELLIS RLTY
ADVISORS IN
UNIT 99/99/9999         UNIT 99/99/9999  400096202     3       500      SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

GYRODYNE CO
AMER INC COM            COM              403820103     124     2000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HANOVER COMPRESSOR
CO NOTE 4.750% 1/1      NOTE 4.750% 1/1  410768ae5     7150    5000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HARBOR ACQUISITION
CORPORATI
*W EXP 04/25/201        *W EXP 04/25/201 41145X115     194     624800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HD PARTNERS
ACQUISITION CORP
*W EXP 06/01/201        *W EXP 06/01/201 40415K118     449     669800   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HEALTHCARE
ACQUISITION CP NE
*W EXP 07/27/200        *W EXP 07/27/200 42224H112     34      27000    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

HILL INTERNATIONAL
INC *W EXP 99/99/999    *W EXP 99/99/999 431466119     2312    1005405  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

ICOP DIGITAL INC
*W EXP 07/08/201        *W EXP 07/08/201 44930M112     2       1800     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INDIA GLOBALIZATION
CAP INC *W EXP
03/03/201               *W EXP 03/03/201 45408X118     908     1043700  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

INVITROGEN CORP
NOTE 2.000% 8/0         NOTE 2.000% 8/0  46185RAJ9     3033    3000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAKKS PAC INC
NOTE 4.625% 6/1         NOTE 4.625% 6/1  47012EAB2     5215    4000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JAMBA INC
*W EXP 02/14/200 ADDED  *W EXP 02/14/200 47023A119     9580    2286498  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JK ACQUISITION
CORP *W EXP 04/10/201   *W EXP 04/10/201 47759H114     504     1028300  SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

JK ACQUISITION
CORP UNIT 99/99/9999    UNIT 99/99/9999  47759H205     20      3000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

MEMBERWORKS INC
NOTE 5.500%10/0         NOTE 5.500% 10/0 586002AB3     2285    2000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NABORS INDS
INC DBCV 2/0            DBCV 2/0         629568AF3     1678    2500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NEKTAR THERAPEUTICS
NOTE 3.250% 9/2         NOTE 3.250% 9/2  640268AH1     1007    1000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

NORTH AMERN
INS LEADERS INC
*W EXP 03/21/201        *W EXP 03/21/201 65687M112     296     537500   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PATHMARK STORES
INC NEW
*W EXP 09/19/201        *W EXP 09/19/201 70322A119     1       5500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PLAYBOY ENTERPRISES
INC NOTE 3.000% 3/1     NOTE 3.000% 3/1  728117AB8     2876    3000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PSS WORLD MED
INC NOTE 2.250% 3/1     NOTE 2.250% 3/1  69366AAB6     4968    4000000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

PUTNAM TAX FREE
HEALTH CARE SH BEN INT  SH BEN INT       746920107     1214    92200    SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

RAM ENERGY
RESOURCES INC
*W EXP 99/99/999        *W EXP 99/99/999 75130P117     826     960145   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SAKS INC NOTE
2.000% 3/1              NOTE 2.000% 3/1  79377WAL2     2283    1500000  PRN           SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SECURITY W
ADVANCED TECHNOLO
*W EXP 07/18/201 ADDED  *W EXP 07/18/201 815175112     3       2500     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SHANGHAI CENTURY
ACQUISIT CO
*W EXP 04/23/201        *W EXP 04/23/201 G80637112     450     283000   SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SHANGHAI CENTURY
ACQUISIT CO SHS         SHS              G80637104     10      1333     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

SUN AMERICAN BANCORP
*W EXP 05/13/200        *W EXP 05/13/200 86664A111     1       1000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TELEPHONE & DATA
SYS INC SPL COM         COM              879433860    248      5000     SH            SOLE         none        sole
                        ------------------------------------------------------------------------------------------------------------

TIME WARNER
TELECOM INC
DBCV 2.375% 4/0        DBCV 2.375% 4/0   887319AC5    1258     1000000  PRN           SOLE         none        sole
                       ------------------------------------------------------------------------------------------------------------

VAN KAMPEN INCOME
TR SH BEN INT          SH BEN INT        920957107    63       10500    SH            SOLE         none        sole
                       ------------------------------------------------------------------------------------------------------------

VERITAS DGC INC
FRNT 3/1               FRNT 3/1          92343PAE7    7119     2000000  PRN           SOLE         none        sole
                       ------------------------------------------------------------------------------------------------------------

WILD OATS MARKETS
INC DBCV 3.250% 5/1    DBCV 3.250% 5/1   96808BAB3    4171     4000000  PRN           SOLE         none        sole
                       ------------------------------------------------------------------------------------------------------------

WMS INDS INC
NOTE 2.750% 7/1        NOTE 2.750% 7/1   929297AE9    4630     2500000  PRN           SOLE         none        sole
                       ------------------------------------------------------------------------------------------------------------

                       ------------------------------------------------------------------------------------------------------------
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                                                      140468

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